Shareholder Report, Line Graph (Details) - USD ($)												12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Nov. 27, 2019	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2025
Advisor Class
Account Value [Line Items]
Accumulated Value	$ 20,058	$ 19,363	$ 18,778	$ 18,416	$ 14,577		$ 13,442	$ 13,108	$ 11,638	$ 10,714	$ 10,000	$ 19,622
Advisor Class
Account Value [Line Items]
Accumulated Value	13,537	12,992	12,672	12,675	10,200	$ 10,000						$ 13,085
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 TR
Accumulated Value	30,936	25,327	22,410	23,500	17,223		15,384	14,246	12,256	10,561	10,000	$ 35,989
Russell 1000 Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 1000 Value Total Return
Accumulated Value	22,167	19,309	17,832	18,091	12,985		$ 13,815	$ 13,133	$ 11,989	$ 10,538	$ 10,000	$ 24,116
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 TR
Accumulated Value	18,873	15,451	13,672	14,337	10,507	10,000						$ 21,956
Russell 1000 Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 1000 Value Total Return
Accumulated Value	$ 15,207	$ 13,246	$ 12,233	$ 12,411	$ 8,908	$ 10,000						$ 16,544